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                        SEI INSTITUTIONAL MANAGED TRUST

                           TAX-MANAGED LARGE CAP FUND

                    SUPPLEMENT DATED APRIL 15, 1999, TO THE
                               CLASS A PROSPECTUS
                             DATED JANUARY 31, 1999

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS. IT SHOULD BE RETAINED AND READ IN CONJUNCTION WITH SUCH PROSPECTUS.

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The following disclosure is inserted on page 24 of the prospectus under the section entitled Purchasing Fund Shares:

    Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain broker-dealers or other financial intermediaries.

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The prospectus is hereby amended to reflect this change.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SEI-B-101-05